Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	T. ROWE PRICE EQUITY FUNDS, INC.
Entity Central Index Key	0001012968
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
C000005462
Shareholder Report [Line Items]
Fund Name	Institutional Small-Cap Stock Fund
Trading Symbol	TRSSX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Small-Cap Stock Fund	$69	0.66%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.66%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Small-cap stocks advanced, with growth names outperforming value peers. After a challenging start to the year, stemming from new U.S. tariffs, equities advanced as economic growth and corporate earnings remained favorable and Congress passed tax legislation that should help stimulate the economy. In addition, the Federal Reserve cut interest rates three times in the latter part of the year.

  Versus the Russell 2000 Index, the leading contributor to relative performance was stock selection in energy. Shares of TechnipFMC, a global offshore oil field service and equipment company, were boosted by robust subsea orders amid increased offshore spending. The consumer discretionary sector, which recorded a negative return, also added value due to our underweight allocation.

  On the negative side, stock selection in health care was the leading detractor from relative performance. Multiple headwinds, including potential tariff implications, weighed on shares of Masimo, a manufacturer of noninvasive medical monitoring technologies. Shares of surgical robotics company PROCEPT BioRobotics were pressured by factors including the departure of its CEO, softer robot placements, and the utilization rate per robot. The information technology sector also hindered relative results due to stock choices.

  The fund seeks to opportunistically blend small-cap value and growth stocks to capitalize on valuation anomalies and produce strong and consistent returns. We take a contrarian approach in our assessment of value and growth opportunities, seeking situations in which our view of a company’s prospects is distinctly different from the market’s expectations.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Institutional Small-Cap Stock Fund	8.34%	4.97%	11.01%
Russell 3000 Index (Regulatory Benchmark)	17.15	13.15	14.29
Russell 2000 Index (Strategy Benchmark)	12.81	6.09	9.62

The preceding line graph shows the value of a hypothetical $1,000,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 4,447,420,000
Holdings Count | Holding	289
Advisory Fees Paid, Amount	$ 27,676,000
InvestmentCompanyPortfolioTurnover	84.10%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$4,447,420 Number of Portfolio Holdings289
Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Health Care	22.1%
Industrials & Business Services	20.3
Financials	18.6
Information Technology	12.9
Consumer Discretionary	7.9
Materials	5.0
Real Estate	4.1
Energy	3.1
Utilities	2.7
Other	3.3

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Liberty Live Holdings	2.2%
VSE	1.8
Lattice Semiconductor	1.8
Esab	1.4
Immunome	1.3
PennyMac Financial Services	1.3
Mirion Technologies	1.3
Dyne Therapeutics	1.3
RBC Bearings	1.3
Elanco Animal Health	1.3

Updated Prospectus Web Address	www.troweprice.com/paperless